INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	$ 1,012,524	$ 1,092,579
Effect of initial inflation adjustment (Note 4 (cc))		4,966
Translation differences	(463)	(6,674)
Additions	68,657	40,478
Disposals / Consumptions	0	(87)
Transfers	(736)	478
Depreciation charge	(136,144)	(119,216)
Intangible assets and goodwill, ending balance	943,838	1,012,524
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	1,901,185	1,817,081
Intangible assets and goodwill, ending balance	1,960,286	1,901,185
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(888,661)	(724,502)
Intangible assets and goodwill, ending balance	(1,016,448)	(888,661)
Information system projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	71,761	60,909
Effect of initial inflation adjustment (Note 4 (cc))		4,966
Translation differences	(463)	(6,674)
Additions	31,812	27,594
Disposals / Consumptions	0	(87)
Transfers	(738)	480
Depreciation charge	(27,991)	(15,427)
Intangible assets and goodwill, ending balance	74,381	71,761
Information system projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	320,600	249,379
Intangible assets and goodwill, ending balance	342,857	320,600
Information system projects | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(248,839)	(188,470)
Intangible assets and goodwill, ending balance	(268,476)	(248,839)
Mining assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	76,288	94,337
Effect of initial inflation adjustment (Note 4 (cc))		0
Translation differences	0	0
Additions	12,580	10,243
Disposals / Consumptions	0	0
Transfers	27,954	(10,237)
Depreciation charge	(12,305)	(18,055)
Intangible assets and goodwill, ending balance	104,517	76,288
Mining assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	216,203	216,196
Intangible assets and goodwill, ending balance	256,736	216,203
Mining assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(139,915)	(121,859)
Intangible assets and goodwill, ending balance	(152,219)	(139,915)
Exploration and evaluation costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	23,209	10,333
Effect of initial inflation adjustment (Note 4 (cc))		0
Translation differences	0	0
Additions	24,265	2,641
Disposals / Consumptions	0	0
Transfers	(27,952)	10,235
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	19,522	23,209
Exploration and evaluation costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	23,209	10,333
Intangible assets and goodwill, ending balance	19,522	23,209
Exploration and evaluation costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	178,959	264,693
Effect of initial inflation adjustment (Note 4 (cc))		0
Translation differences	0	0
Additions	0	0
Disposals / Consumptions	0	0
Transfers	0	0
Depreciation charge	(95,848)	(85,734)
Intangible assets and goodwill, ending balance	83,111	178,959
Customer relationships and other contractual rights | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	604,931	604,931
Intangible assets and goodwill, ending balance	604,929	604,931
Customer relationships and other contractual rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(425,972)	(340,238)
Intangible assets and goodwill, ending balance	(521,818)	(425,972)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Effect of initial inflation adjustment (Note 4 (cc))		0
Translation differences	0	0
Additions	0	0
Disposals / Consumptions	0	0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	73,935	73,935
Intangible assets and goodwill, ending balance	73,935	73,935
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(73,935)	(73,935)
Intangible assets and goodwill, ending balance	(73,935)	(73,935)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Effect of initial inflation adjustment (Note 4 (cc))		0
Translation differences	0	0
Additions	0	0
Disposals / Consumptions	0	0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	$ 0	$ 0